Contingencies Schedule of FCPA Expenses (Tables)	12 Months Ended
Jan. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Foreign corrupt practices act expenses
For the fiscal years ended January 31, 2016, 2015 and 2014, the Company incurred the following third-party expenses in connection with the FCPA investigation and related matters:

	Fiscal Years Ended January 31,
(Amounts in millions)	2016	2015	2014
Ongoing inquiries and investigations	$95	$121	$173
Global compliance program and organizational enhancements	31	52	109
Total	$126	$173	$282